            AIM MID CAP CORE EQUITY FUND - CLASS A, B, C AND R SHARES

                        Supplement dated October 3, 2005
                     to the Prospectus dated April 29, 2005
            as supplemented May 12, 2005, May 13, 2005, July 1, 2005
                             and September 16, 2005


This supplement supersedes and replaces in its entirety the supplement dated July 1, 2005.

Effective October 1, 2005, the following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" and "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------

(fees paid directly from
your investment)                                               CLASS A      CLASS B      CLASS C      CLASS R

----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                  5.50%       None        None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                               None(1,2)   5.00%       1.00%       None(3)
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
----------------------------------------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                                  CLASS A     CLASS B     CLASS C    CLASS R

----------------------------------------------------------------------------------------------------------------
Management Fees                                                      0.67%      0.67%        0.67%      0.67%
Distribution and/or Service (12b-1) Fees(5)                          0.25       1.00         1.00       0.50
Other Expenses(6)                                                    0.29       0.29         0.29       0.29
Total Annual Fund Operating Expenses(7)                              1.21       1.96         1.96       1.46
----------------------------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective October 1, 2005, the Board of Trustees approved an amendment to the transfer agency agreement. Other Expenses have been restated to reflect the changes in fees under the new agreement.

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the item in
         Note 5 and Note 6 and net of this arrangement were 1.20%, 1.95%, 1.95% and 1.45% on Class A, Class B, Class C and Class R shares, respectively, for the year ended December 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                               1 YEAR       3 YEARS      5 YEARS     10 YEARS
               --------------------------------------------------------------
               Class A        $    667     $    913     $  1,178     $  1,935
               Class B             699          915        1,257        2,091
               Class C             299          615        1,057        2,285
               Class R             149          462          797        1,746
               --------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:


                             1 YEAR         3 YEARS      5 YEARS     10 YEARS
               --------------------------------------------------------------
               Class A        $    667     $    913     $  1,178     $  1,935
               Class B             199          615        1,057        2,091
               Class C             199          615        1,057        2,285
               Class R             149          462          797        1,746
               --------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL EXPENSE
RATIO 1.21%          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6      YEAR 7        YEAR 8
-----------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses               5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               3.79%        7.72%       11.81%       16.04%       20.44%       25.01%       29.74%       34.66%
End of Year
Balance          $10,379.00   $10,772.36   $11,180.64   $11,604.38   $12,044.19   $12,500.66   $12,974.44   $13,466.17
Estimated
Annual Expenses  $   123.29   $   127.97   $   132.82   $   137.85   $   143.07   $   148.50   $   154.12   $   159.97
-----------------------------------------------------------------------------------------------------------------------

CLASS A -
ANNUAL EXPENSE
RATIO 1.21%           YEAR 9      YEAR 10
-----------------------------------------

Cumulative
Return Before
Expenses              55.13%       62.89%
Cumulative
Return After
Expenses              39.77%       45.06%
End of Year
Balance          $13,976.54   $14,506.25
Estimated
Annual Expenses  $   166.03   $   172.32
-----------------------------------------

CLASS B -
ANNUAL EXPENSE
RATIO 1.96%        YEAR 1       YEAR 2       YEAR 3       YEAR 4        YEAR 5        YEAR 6      YEAR 7       YEAR 8
-----------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses               5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               3.04%        6.17%        9.40%       12.73%       16.15%       19.68%       23.32%       27.07%
End of Year
Balance          $10,304.00   $10,617.24   $10,940.01   $11,272.58   $11,615.27   $11,968.37   $12,332.21   $12,707.11
Estimated
Annual Expenses  $   198.98   $   205.03   $   211.26   $   217.68   $   224.30   $   231.12   $   238.15   $   245.39
-----------------------------------------------------------------------------------------------------------------------

CLASS B -
ANNUAL EXPENSE
RATIO 1.96%        YEAR 9      YEAR 10
-----------------------------------------

Cumulative
Return Before
Expenses              55.13%       62.89%
Cumulative
Return After
Expenses              31.89%       36.89%
End of Year
Balance          $13,188.71   $13,688.56
Estimated
Annual Expenses  $   156.67   $   162.61
-----------------------------------------

CLASS C -
ANNUAL EXPENSE
RATIO 1.96%         YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-----------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses               5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               3.04%        6.17%        9.40%       12.73%       16.15%       19.68%       23.32%       27.07%
End of Year
Balance          $10,304.00   $10,617.24   $10,940.01   $11,272.58   $11,615.27   $11,968.37   $12,332.21   $12,707.11
Estimated
Annual Expenses  $   198.98   $   205.03   $   211.26   $   217.68   $   224.30   $   231.12   $   238.15   $   245.39
-----------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL EXPENSE
RATIO 1.96%        YEAR 9      YEAR 10
-----------------------------------------

Cumulative
Return Before
Expenses             55.13%       62.89%
Cumulative
Return After
Expenses             30.93%       34.91%
End of Year
Balance          $13,093.41   $13,491.45
Estimated
Annual Expenses     $252.85      $260.53
-----------------------------------------

CLASS R -
ANNUAL EXPENSE
RATIO 1.46%        YEAR 1       YEAR 2        YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-----------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses               5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               3.54%        7.21%       11.00%       14.93%       19.00%       23.21%       27.57%       32.09%
End of Year
Balance          $10,354.00   $10,720.53   $11,100.04   $11,492.98   $11,899.83   $12,321.09   $12,757.25   $13,208.86
Estimated
Annual Expenses  $   148.58   $   153.84   $   159.29   $   164.93   $   170.77   $   176.81   $   183.07   $   189.55
-----------------------------------------------------------------------------------------------------------------------

CLASS R -
ANNUAL EXPENSE
RATIO 1.46%        YEAR 9      YEAR 10
-----------------------------------------

Cumulative
Return Before
Expenses              55.13%       62.89%
Cumulative
Return After
Expenses              36.76%       41.61%
End of Year
Balance          $13,676.45   $14,160.60
Estimated
Annual Expenses  $   196.26     $203.21"
-----------------------------------------


The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

             AIM SMALL CAP GROWTH FUND - CLASS A, B, C AND R SHARES

                        Supplement dated October 3, 2005
                     to the Prospectus dated April 29, 2005
           as supplemented May 12, 2005, May 13, 2005 and July 1, 2005


This supplement supersedes and replaces in its entirety the supplement dated July 1, 2005.

Effective October 1, 2005, the following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" and "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------

(fees paid directly from
your investment)                                                 CLASS A     CLASS B    CLASS C      CLASS R

---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               5.50%        None       None        None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                      None(1,2)    5.00%      1.00%       None(3)
---------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
---------------------------------------------------------------------------------------------------------------

(expenses that are deducted                                      CLASS A      CLASS B    CLASS C     CLASS R
from fund assets)

---------------------------------------------------------------------------------------------------------------
Management Fees                                                   0.69%         0.69%     0.69%        0.69%
Distribution and/or Service (12b-1) Fees(5)                       0.25          1.00      1.00         0.50
Other Expenses(6)                                                 0.24          0.24      0.24         0.24
Total Annual Fund Operating Expenses(7)                           1.18          1.93      1.93         1.43
---------------------------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective October 1, 2005, the Board of Trustees approved an amendment to the transfer agency agreement. Other Expenses have been restated to reflect the changes in fees under the new agreement.

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the item in
         Note 5 and Note 6 and net of this arrangement were 1.17%, 1.92%, 1.92% and 1.42% on Class A, Class B, Class C and Class R shares, respectively, for the year ended December 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                               1 YEAR       3 YEARS      5 YEARS     10 YEARS
               --------------------------------------------------------------

               Class A        $    664     $    904     $  1,163     $  1,903
               Class B             696          906        1,242        2,059
               Class C             296          606        1,042        2,254
               Class R             146          452          782        1,713
               --------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:


                               1 YEAR       3 YEARS      5 YEARS     10 YEARS
               --------------------------------------------------------------

               Class A        $    664     $    904     $  1,163     $  1,903
               Class B             196          606        1,042        2,059
               Class C             196          606        1,042        2,254
               Class R             146          452          782        1,713
               --------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


CLASS A -
ANNUAL EXPENSE
RATIO 1.18%        YEAR 1       YEAR 2       YEAR 3       YEAR 4      YEAR 5       YEAR 6      YEAR 7       YEAR 8
----------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses               5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               3.82%        7.79%       11.90%       16.18%       20.62%       25.22%       30.01%       34.97%
End of Year
Balance          $10,382.00   $10,778.59   $11,190.33   $11,617.81   $12,061.61   $12,522.36   $13,000.71   $13,497.34
Estimated
Annual Expenses  $   120.25   $   124.85   $   129.62   $   134.57   $   139.71   $   145.05   $   150.59   $   156.34
----------------------------------------------------------------------------------------------------------------------

CLASS A -
ANNUAL EXPENSE
RATIO 1.18%        YEAR 9      YEAR 10
-----------------------------------------

Cumulative
Return Before
Expenses              55.13%       62.89%
Cumulative
Return After
Expenses              40.13%       45.48%
End of Year
Balance          $14,012.94   $14,548.23
Estimated
Annual Expenses  $   162.31   $   168.51
-----------------------------------------

CLASS B -
ANNUAL EXPENSE
RATIO 1.93%        YEAR 1       YEAR 2       YEAR 3      YEAR 4       YEAR 5       YEAR 6      YEAR 7       YEAR 8
----------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses               5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               3.07%        6.23%        9.50%       12.86%       16.32%       19.89%       23.57%       27.37%
End of Year
Balance          $10,307.00   $10,623.42   $10,949.56   $11,285.72   $11,632.19   $11,989.30   $12,357.37   $12,736.74
Estimated
Annual Expenses  $   195.96   $   201.98   $   208.18   $   214.57   $   221.16   $   227.95   $   234.95   $   242.16
----------------------------------------------------------------------------------------------------------------------

CLASS B -
ANNUAL EXPENSE
RATIO 1.93%        YEAR 9      YEAR 10
-----------------------------------------

Cumulative
Return Before
Expenses              55.13%       62.89%
Cumulative
Return After
Expenses              32.23%       37.28%
End of Year
Balance          $13,223.28   $13,728.41
Estimated
Annual Expenses  $   153.16   $   159.01
-----------------------------------------

CLASS C -
ANNUAL EXPENSE
RATIO 1.93%        YEAR 1        YEAR 2        YEAR 3       YEAR 4       YEAR 5       YEAR 6      YEAR 7        YEAR 8
----------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses               5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               3.07%        6.23%        9.50%       12.86%       16.32%       19.89%       23.57%       27.37%
End of Year
Balance          $10,307.00   $10,623.42   $10,949.56   $11,285.72   $11,632.19   $11,989.30   $12,357.37   $12,736.74
Estimated
Annual Expenses  $   195.96   $   201.98   $   208.18   $   214.57   $   221.16   $   227.95   $   234.95   $   242.16
----------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL EXPENSE
RATIO 1.93%        YEAR 9      YEAR 10
-----------------------------------------

Cumulative
Return Before
Expenses              55.13%       62.89%
Cumulative
Return After
Expenses              31.28%       35.31%
End of Year
Balance          $13,127.76   $13,530.78
Estimated
Annual Expenses  $   249.59   $   257.25
-----------------------------------------

CLASS R -
ANNUAL EXPENSE
RATIO 1.43%        YEAR 1       YEAR 2       YEAR 3      YEAR 4       YEAR 5       YEAR 6      YEAR 7       YEAR 8
----------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses               5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%
Cumulative
Return After
Expenses               3.57%        7.27%       11.10%       15.06%       19.17%       23.43%       27.83%       32.40%
End of Year
Balance          $10,357.00   $10,726.74   $11,109.69   $11,506.31   $11,917.08   $12,342.52   $12,783.15   $13,239.51
Estimated
Annual Expenses  $   145.55   $   150.75   $   156.13   $   161.70   $   167.48   $   173.46   $   179.65   $   186.06
----------------------------------------------------------------------------------------------------------------------

CLASS R -
ANNUAL EXPENSE
RATIO 1.43%        YEAR 9      YEAR 10
-----------------------------------------

Cumulative
Return Before
Expenses              55.13%       62.89%
Cumulative
Return After
Expenses              37.12%       42.02%
End of Year
Balance          $13,712.16   $14,201.68
Estimated
Annual Expenses  $   192.70      $199.58"
-----------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."


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